Warrants	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants Abstract
WARRANTS

NOTE 7 — WARRANTS

On August 12, 2021, the Company consummated its Initial Public Offering of 5,000,000 Units at $10.00 per Unit, generating gross proceeds of $50,000,000, with each Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant. The Company granted the underwriter a 45-day option to purchase up to an additional 750,000 Units at the Initial Public Offering price to cover over-allotments.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company completed the private sale of 276,250 Private Units to its Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $2,762,500, with each Private Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant.

Upon consummation of our Initial Public Offering, we sold to the underwriters, for $100, an option to purchase up to a total of 300,000 units (increased to 344,035 units after the over-allotment was exercised in part) exercisable, in whole or in part, at $11.50 per unit, commencing on the consummation of our Initial Business Combination. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the commencement of sales in this offering. The option and the 300,000 units, as well as the 300,000 shares of common stock, and the warrants to purchase 300,000 shares of common stock that may be issued upon exercise of the option have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of our registration statement, or August 9, 2021. As of August 12, 2021, the Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to stockholders’ equity.

On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480, with each Additional Private Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant.

On April 13, 2022, the Company and Continental Stock Transfer & Trust Company (the “Warrant Agent”), entered into a supplement (the “Supplement to Warrant Agreement”) to the Warrant Agreement, dated as of August 9, 2021 by and between the Company and the Warrant Agent in connection with the Company’s Initial Public Offering (see Note 3). The Supplement to Warrant Agreement is being made pursuant to Section 9.8 of the Warrant Agreement which states the Warrant Agreement may be amended by the parties thereto by executing a supplemental warrant agreement without the consent of any of the warrant holders. The Supplement to Warrant Agreement is being executed solely to correct an ambiguity provision contained in Section 2.5 of the Warrant Agreement to clarify that the lock-up period for the Private Warrants extends to 30 days after the completion of the Company’s Initial Business Combination.

Each Private Unit, Additional Unit and Additional Private Unit are identical to the Unit from our Initial Public Offering except as described below.

The Sponsor has agreed to waive its redemption rights with respect to any shares underlying the Private Units (i) in connection with the consummation of a business combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our Initial Business Combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-Initial Business Combination activity and (iii) if we fail to consummate a business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, the Sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate a business combination or liquidate within the 18-month period.

The Private Units and their component securities will not be transferable, assignable or salable until 30 days after the consummation of our Initial Business Combination except to permitted transferees.

The Company evaluated the Public and Private Warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Company further evaluated the Public and Private Warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that the Private Warrants do not meet the criteria to be classified in stockholders’ equity (deficit).

Certain adjustments to the settlement amount of the Private warrants are based on a variable that is not an input to the fair value of an option as defined under ASC 815 — 40, and thus the warrants are not considered indexed to the Company’s own stock and not eligible for an exception from derivative accounting. The accounting treatment of derivative financial instruments requires that the Company record a derivative liability upon issuance of the warrants at the closing of the Initial Public Offering. Accordingly, the Company expects to classify each Private Warrant as a liability at its fair value, with subsequent changes in their respective fair values recognized in the statements of operations and comprehensive income (loss) at each reporting date.

The Company accounts for the Public Warrants as equity based on its initial evaluation that the Public Warrants are indexed to the Company’s own stock. The fair value of the Public Warrants was approximately $0.60 per Public Warrant, which was determined by the Monte Carlo simulation model. The Public Warrants will be recorded at the amount of allocated proceeds and will not be remeasured every reporting period.

NOTE 7 — WARRANTS

On August 12, 2021, the Company consummated its Initial Public Offering of 5,000,000 Units at $10.00 per Unit, generating gross proceeds of $50,000,000, with each Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant. The Company granted the underwriter a 45-day option to purchase up to an additional 750,000 Units at the Initial Public Offering price to cover over-allotments.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company completed the private sale of 276,250 Private Units to its Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $2,762,500, with each Private Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant.

Upon consummation of our Initial Public Offering, we sold to the underwriters, for $100, an option to purchase up to a total of 300,000 units (increased to 344,035 units after the over-allotment was exercised in part) exercisable, in whole or in part, at $11.50 per unit, commencing on the consummation of our Initial Business Combination. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the commencement of sales in this offering. The option and the 300,000 units, as well as the 300,000 shares of common stock, and the warrants to purchase 300,000 shares of common stock that may be issued upon exercise of the option have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of our registration statement, or August 9, 2021. As of August 12, 2021, the Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to stockholders’ equity.

On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480, with each Additional Private Unit consisting of one share of common stock, $0.0001 par value, and one redeemable warrant.

Each Private Unit, Additional Unit and Additional Private Unit are identical to the Unit from our Initial Public Offering except as described below.

The Sponsor has agreed to waive its redemption rights with respect to any shares underlying the Private Units (i) in connection with the consummation of a business combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our Initial Business Combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-Initial Business Combination activity and (iii) if we fail to consummate a business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, the Sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate a business combination or liquidate within the 18-month period.

The Private Units and their component securities will not be transferable, assignable or saleable until 30 days after the consummation of our Initial Business Combination except to permitted transferees.

The Company evaluated the Public and Private Warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Company further evaluated the Public and Private Warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that the Private Warrants do not meet the criteria to be classified in stockholders’ equity.

Certain adjustments to the settlement amount of the Private warrants are based on a variable that is not an input to the fair value of an option as defined under ASC 815 — 40, and thus the warrants are not considered indexed to the Company’s own stock and not eligible for an exception from derivative accounting. The accounting treatment of derivative financial instruments requires that the Company record a derivative liability upon issuance of the warrants at the closing of the Initial Public Offering. Accordingly, the Company classified each Private Warrant as a liability at its fair value, with subsequent changes in their respective fair values recognized in the statements of operations and comprehensive income (loss) at each reporting date.

The Company accounts for the Public Warrants as equity based on its initial evaluation that the Public Warrants are indexed to the Company’s own stock. The fair value of the Public Warrants was approximately $0.60 per Public Warrant, which was determined by the Monte Carlo simulation model. The Public Warrants will be recorded at the amount of allocated proceeds and will not be remeasured every reporting period.